T. ROWE PRICE Global Consumer Fund
March 31, 2021 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.6%
Common Stocks 0.6%
MercadoLibre (USD) (1) 400 589
Total Argentina (Cost
$473
)
589
AUSTRALIA 1.0%
Common Stocks 1.0%
Aristocrat Leisure  25,200 661
Domain Holdings Australia (1) 115,000 369
Total Australia (Cost
$858
)
1,030
BRAZIL 1.0%
Common Stocks 1.0%
Ambev 155,000 422
Magazine Luiza 118,800 424
Raia Drogasil 40,000 179
Total Brazil (Cost
$898
)
1,025
CANADA 0.3%
Common Stocks 0.3%
Canopy Growth (1) 4,000 129
Shopify, Class A (USD) (1) 200 221
Total Canada (Cost
$357
)
350
CHINA 10.5%
Common Stocks 9.4%
Alibaba Group Holding, ADR (USD) (1) 19,000 4,308
China Feihe (HKD)  155,000 440
China Mengniu Dairy (HKD)  88,000 507
JD.com, ADR (USD) (1) 11,500 970
Kuaishou Technology (HKD) (1) 3,000 104
Li Ning (HKD)  115,000 752
Meituan , Class B (HKD) (1) 22,000 859
New Oriental Education & Technology Group, ADR (USD) (1) 19,000 266
Pinduoduo , ADR (USD) (1) 2,400 321

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
Tencent Holdings (HKD)  14,800 1,181
9,708
Common Stocks - China A Shares 1.1%
Gree Electric Appliances of Zhuhai, A Shares (CNH)  80,000 767
Kweichow Moutai , A Shares (CNH)  1,100 338
1,105
Total China (Cost
$8,754
)
10,813
DENMARK 0.4%
Common Stocks 0.4%
Carlsberg, Class B  2,700 414
Total Denmark (Cost
$383
)
414
FRANCE 3.0%
Common Stocks 3.0%
EssilorLuxottica 4,500 733
LVMH Moet Hennessy Louis Vuitton  2,227 1,488
Pernod Ricard  4,500 842
Total France (Cost
$2,341
)
3,063
GERMANY 2.8%
Common Stocks 2.8%
adidas  (1) 1,556 486
Auto1 Group (1) 3,378 192
Delivery Hero (1) 6,200 804
MYT Netherlands Parent, ADR (USD) (1) 8,251 233
Symrise 4,500 546
Zalando  (1) 6,700 656
Total Germany (Cost
$2,532
)
2,917
HONG KONG 1.2%
Common Stocks 1.2%
Galaxy Entertainment Group (1) 70,000 633
Samsonite International (1) 343,200 667
Total Hong Kong (Cost
$1,097
)
1,300

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 1.1%
Common Stocks 1.1%
Flutter Entertainment (GBP) (1) 5,200 1,111
Total Ireland (Cost
$1,026
)
1,111
ITALY 1.2%
Common Stocks 1.2%
Davide Campari-Milano  69,300 776
Ferrari (USD)  2,380 498
Total Italy (Cost
$950
)
1,274
JAPAN 7.0%
Common Stocks 7.0%
Asics  36,600 585
Fast Retailing  900 719
Istyle  (1) 130,000 564
Matsumotokiyoshi Holdings  17,000 758
Mercari  (1) 11,800 539
Pan Pacific International Holdings  20,500 484
Recruit Holdings  14,000 688
Seven & i Holdings  20,400 824
Sony  19,200 2,032
Total Japan (Cost
$5,868
)
7,193
NETHERLANDS 0.8%
Common Stocks 0.8%
Heineken  7,700 791
Total Netherlands (Cost
$737
)
791
PORTUGAL 0.5%
Common Stocks 0.5%
Jeronimo Martins  30,000 504
Total Portugal (Cost
$490
)
504

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.4%
Common Stocks 0.4%
Sea, ADR (USD) (1) 2,000 446
Total Singapore (Cost
$77
)
446
SOUTH AFRICA 0.5%
Common Stocks 0.5%
Shoprite Holdings  48,000 511
Total South Africa (Cost
$412
)
511
SOUTH KOREA 0.2%
Common Stocks 0.2%
Coupang (USD) (1) 3,703 183
Total South Korea (Cost
$130
)
183
SWEDEN 0.5%
Common Stocks 0.5%
Swedish Match  6,500 507
Total Sweden (Cost
$506
)
507
SWITZERLAND 2.4%
Common Stocks 2.4%
Nestle  21,500 2,397
On Holding, Acquisition Date: 2/25/20, Cost $73 (1)(2)(3) 8 84
Total Switzerland (Cost
$2,169
)
2,481
THAILAND 0.5%
Common Stocks 0.5%
CP ALL (1) 245,000 544
Total Thailand (Cost
$531
)
544

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 4.7%
Common Stocks 4.7%
ASOS (1) 9,100 694
boohoo Group (1) 114,000 534
Deliveroo Holdings, Acquisition Date: 5/16/19, Cost $38 (1)(3) 18,400 69
Dr. Martens (1) 91,128 569
Farfetch , Class A (USD) (1) 4,949 262
Next (1) 5,700 618
Unilever (EUR)  37,500 2,094
Total United Kingdom (Cost
$4,233
)
4,840
UNITED STATES 58.8%
Common Stocks 57.5%
Advantage Solutions (1) 48,180 569
Allbirds , Acquisition Date: 10/10/18 - 12/21/18, Cost $10 (1)(2)(3) 960 11
Altria Group  28,000 1,433
Amazon.com (1) 4,400 13,614
Burlington Stores (1) 1,341 401
Capri Holdings (1) 14,000 714
Carvana  (1) 1,700 446
Casey's General Stores  1,100 238
Cedar Fair  21,000 1,043
Chipotle Mexican Grill (1) 650 924
Clorox  5,250 1,013
Coca-Cola  59,800 3,152
Colgate-Palmolive  9,664 762
Conagra Brands  11,900 447
Costco Wholesale  3,400 1,198
Dollar General  4,100 831
DoorDash , Class A, Acquisition Date: 6/17/20, Cost $10 (1)(3) 219 27
DoorDash , Class A (1) 671 88
Estee Lauder, Class A  4,500 1,309
Etsy (1) 1,000 202
Figs, Acquisition Date: 10/23/20, Cost $198 (1)(2)(3) 2,573 198
Hilton Worldwide Holdings (1) 4,775 577
Home Depot  9,800 2,991
Keurig Dr Pepper  26,800 921
Lululemon Athletica  (1) 2,100 644
Marriott International, Class A (1) 6,100 903
Marriott Vacations Worldwide (1) 3,700 644
McDonald's  7,700 1,726
Mondelez International, Class A  34,600 2,025

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
Monster Beverage (1) 11,400 1,038
Netflix (1) 1,300 678
NIKE, Class B  16,500 2,193
Nordstrom  9,000 341
NVR (1) 330 1,555
Ollie's Bargain Outlet Holdings (1) 5,000 435
O'Reilly Automotive (1) 1,553 788
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $96 (1)(2)(3) 25,556 43
Peloton Interactive, Class A (1) 4,000 450
Petco Health & Wellness (1) 12,457 276
Philip Morris International  18,000 1,597
Pinterest, Class A (1) 3,000 222
Planet Fitness, Class A (1) 5,400 417
Procter & Gamble  17,000 2,302
RealReal  (1) 16,000 362
RH (1) 1,200 716
Ross Stores  7,457 894
Sanderson Farms  2,900 452
Snap, Class A (1) 8,100 424
Starbucks  16,000 1,748
ThredUp , Class A (1) 4,923 115
Toast, Acquisition Date: 9/14/18 - 11/14/18, Cost $2 (1)(2)(3) 70 9
Ulta Beauty (1) 1,700 526
Walgreens Boots Alliance  18,500 1,016
Walmart  3,700 503
Wayfair, Class A (1) 1,500 472
Wynn Resorts (1) 5,400 677
59,300
Convertible Preferred Stocks 1.3%
Allbirds , Series A, Acquisition Date: 10/10/18, Cost $3 (1)(2)(3) 310 4
Allbirds , Series B, Acquisition Date: 10/10/18, Cost $1 (1)(2)(3) 45 —
Allbirds , Series C, Acquisition Date: 10/9/18, Cost $6 (1)(2)(3) 515 6
Allbirds , Series Seed, Acquisition Date: 10/10/18, Cost $2 (1)(2)(3) 165 2
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $104 (1)(2)(3) 3,969 149
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $113 (1)(2)
(3) 3,007 113
Rappi , Series E, Acquisition Date: 9/8/20, Cost $331 (1)(2)(3) 5,539 331
Rent the Runway, Series F, Acquisition Date: 3/21/19, Cost $27 (1)
(2)(3) 1,205 18
Rent the Runway, Series G, Acquisition Date: 4/30/20,
Cost $11 (1)(2)(3) 770 11
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $143 (1)(2)(3) 9,232 340

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $212 (1)(2)(3) 5,757 212
Toast, Series B, Acquisition Date: 9/14/18, Cost $— (1)(2)(3) 16 2
Toast, Series D, Acquisition Date: 6/27/18, Cost $20 (1)(2)(3) 1,126 145
Toast, Series F, Acquisition Date: 2/14/20, Cost $15 (1)(2)(3) 333 43
1,376
Total United States (Cost
$48,185
)
60,676
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 0.04% (4)(5) 835,334 835
Total Short-Term Investments (Cost $835) 835
Total Investments in Securities 100.2%
(Cost $83,842) $ 103,397
Other Assets Less Liabilities (0.2)% (189)
Net Assets 100.0% $ 103,208
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,817 and represents 1.8% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Consumer Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 631  ¤  ¤ $ 835
T. Rowe Price Short-Term Fund,
0.08% 212  ¤  ¤ —
Total $ 835^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $835.

T. ROWE PRICE Global Consumer Fund
Unaudited
Notes to Portfolio of Investments
9
T. Rowe Price Global Consumer Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Consumer Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Consumer Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 67,309 $ 33,532 $ 345 $ 101,186
Convertible Preferred Stocks — — 1,376 1,376
Short-Term Investments 835 — — 835
Total $ 68,144 $ 33,532 $ 1,721 $ 103,397

T. ROWE PRICE Global Consumer Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on
Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level
3 instruments held at March 31, 2021, totaled $284,000 for the period ended March 31,
2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
F31-054Q1 03/21
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Transfer
Out of
Level 3
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 349 $ (4) $ — $ — $ 345
Convertible Preferred Stocks 786 288 361 (59) 1,376
Total $ 1,135 $ 284 $ 361 $ (59) $ 1,721